Shareholder Report, Average Annual Return (Details) 192138_AAM Sawgrass U.S. Small Cap Quality Growth ETF_TF_TSR Annual {TF}	12 Months Ended	15 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
AAM Sawgrass U.S. Small Cap Quality Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV
Average Annual Return, Percent	9.00%	7.86%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	21.67%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Average Annual Return, Percent	18.81%	14.34%